Revenue - Schedule of net sale by product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 66,053	$ 63,216
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	244
EGRIFTA® net sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,399	35,520
Trogarzo® net sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 30,654	$ 27,696